SIGNIFICANT ACCOUNTING POLICIES - Ownership Interests Acquired (Details)	Aug. 01, 2017	Jun. 01, 2017	Dec. 31, 2016	Jan. 31, 2016	Jan. 01, 2016	Dec. 31, 2015	Apr. 01, 2015	Mar. 31, 2015	Oct. 01, 2014	Sep. 30, 2014
Portland Natural Gas Transmission System
Acquisitions
Ownership interest (as a percent)				49.90%
Iroquois
Acquisitions
Ownership interest (as a percent)	49.34%	49.34%
Former parent, TransCanada subsidiaries | Portland Natural Gas Transmission System | Transaction between entities under common control
Acquisitions
Interest acquired (as a percent)					49.90%
TransCanada | Portland Natural Gas Transmission System
Acquisitions
Remaining noncontrolling ownership interest (as a percent)			38.29%
TransCanada | GTN
Acquisitions
Remaining noncontrolling ownership interest (as a percent)								30.00%
TransCanada | Bison
Acquisitions
Remaining noncontrolling ownership interest (as a percent)										30.00%
Portland Natural Gas Transmission System
Acquisitions
Ownership interest (as a percent)		11.81%			49.90%
Interest acquired (as a percent)		61.71%
Portland Natural Gas Transmission System | Former parent, TransCanada subsidiaries | Transaction between entities under common control
Acquisitions
Interest acquired (as a percent)			30.00%		49.90%	49.90%
GTN | Former parent, TransCanada subsidiaries | Transaction between entities under common control
Acquisitions
Interest acquired (as a percent)							30.00%
Bison | Former parent, TransCanada subsidiaries | Transaction between entities under common control
Acquisitions
Interest acquired (as a percent)			30.00%				30.00%		30.00%
Subsequent event | Portland Natural Gas Transmission System
Acquisitions
Interest acquired (as a percent)		11.81%
Subsequent event | Iroquois
Acquisitions
Ownership interest (as a percent)	49.34%
Subsequent event | Portland Natural Gas Transmission System
Acquisitions
Ownership interest, including acquired interest (as a percent)		61.71%
Subsequent event | Portland Natural Gas Transmission System | Transaction between entities under common control
Acquisitions
Ownership interest, including acquired interest (as a percent)		61.71%